Financial risk management and fair value measurement - Foreign exchange risk (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024
Trade and other payables
Financial risk management and fair value measurement
Carrying amount of financial instruments	$ 463,604	$ 980,061
Long-term debt
Financial risk management and fair value measurement
Carrying amount of financial instruments	189,865	339,960
Cash and cash equivalents
Financial risk management and fair value measurement
Carrying amount of financial instruments	48,621	18,545
Trade and other receivables
Financial risk management and fair value measurement
Carrying amount of financial instruments	$ 60,052	$ 75,609